UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2633

CALVERT VARIABLE SERIES, INC.

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2012

Item 1. Schedule of Investments.

CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012

EQUITY SECURITIES - 59.6%	SHARES	VALUE
Beverages - 1.0%
Monster Beverage Corp.*	55,000	$2,978,800

Capital Markets - 1.0%
Franklin Resources, Inc.	24,500	3,064,215

Chemicals - 2.9%
Ecolab, Inc.	89,500	5,800,495
Praxair, Inc.	31,500	3,272,220
		9,072,715

Commercial Banks - 1.7%
CoBank ACB, Preferred (e)	300	201,656
US Bancorp	147,700	5,066,110
		5,267,766

Communications Equipment - 2.2%
Cisco Systems, Inc.	140,800	2,687,872
F5 Networks, Inc.*	40,300	4,219,410
		6,907,282

Computers & Peripherals - 4.5%
Apple, Inc.	12,435	8,297,378
EMC Corp.*	209,800	5,721,246
		14,018,624

Consumer Finance - 2.0%
Capital One Financial Corp.	107,200	6,111,472

Containers & Packaging - 1.3%
Ball Corp.	98,200	4,154,842

Distributors - 1.0%
Genuine Parts Co.	49,500	3,020,985

Diversified Financial Services - 2.0%
IntercontinentalExchange, Inc.*	40,200	5,363,082
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	214,950
Trust II, Preferred (b)(e)	500,000	214,950
Trust III, Preferred (b)(e)	500,000	214,950
Trust IV, Preferred (b)(e)	500,000	214,950
		6,222,882

Diversified Telecommunication Services - 1.5%
CenturyLink, Inc.	115,600	4,670,240

Electrical Equipment - 1.3%
Rockwell Automation, Inc.	58,100	4,040,855

Energy Equipment & Services - 1.7%
Cameron International Corp.*	95,800	5,371,506

Food & Staples Retailing - 1.2%
Walgreen Co.	105,200	3,833,488

Gas Utilities - 2.0%
Oneok, Inc.	130,600	6,309,286

Health Care Equipment & Supplies - 1.5%
Intuitive Surgical, Inc.*	9,460	4,688,660

Health Care Providers & Services - 5.6%
Cardinal Health, Inc.	91,900	3,581,343
CIGNA Corp.	101,600	4,792,472
Express Scripts Holding Co.*	81,400	5,101,338
Laboratory Corp. of America Holdings*	43,600	4,031,692
		17,506,845

Health Care Technology - 0.6%
Cerner Corp.*	23,300	1,803,653

Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc.*	8,300	2,635,582

Household Products - 1.3%
Church & Dwight Co., Inc.	77,100	4,162,629

Industrial Conglomerates - 1.5%
Danaher Corp.	83,500	4,605,025

Insurance - 1.5%
The Travelers Co.'s, Inc.	66,040	4,507,890

Internet & Catalog Retail - 1.1%
priceline.com, Inc.*	5,325	3,294,737

Internet Software & Services - 1.8%
Google, Inc.*	7,270	5,485,215

IT Services - 1.9%
Alliance Data Systems Corp.*	25,000	3,548,750
MasterCard, Inc.	5,200	2,347,696
		5,896,446

Machinery - 3.3%
Cummins, Inc.	52,000	4,794,920
Deere & Co.	65,600	5,411,344
		10,206,264

Multiline Retail - 1.0%
Nordstrom, Inc.	53,950	2,976,961

Oil, Gas & Consumable Fuels - 3.4%
Denbury Resources, Inc.*	322,100	5,205,136
Pioneer Natural Resources Co.	50,550	5,277,420
		10,482,556

Semiconductors & Semiconductor Equipment - 0.7%
Lam Research Corp.*	65,000	2,066,025

Software - 1.8%
Microsoft Corp.	190,900	5,685,002

Specialty Retail - 4.5%
Bed Bath & Beyond, Inc.*	75,900	4,781,700
TJX Co.'s, Inc.	101,300	4,537,227
Ulta Salon Cosmetics & Fragrance, Inc.	47,100	4,535,966
		13,854,893

Total Equity Securities (Cost $157,948,036)		184,903,341

ASSET-BACKED SECURITIES - 0.6%	PRINCIPAL AMOUNT
CIT Equipment Collateral, 7.33%, 9/15/17 (e)	$400,000	417,065
DT Auto Owner Trust, 1.40%, 8/15/14 (e)	97,866	97,995
Santander Consumer Acquired Receivables Trust:
1.66%, 8/15/16 (e)	659,805	661,794
2.01%, 8/15/16 (e)	380,792	382,114
Westlake Automobile Receivables Trust, 1.03%, 3/15/16 (b)(e)	500,000	500,115

Total Asset-Backed Securities (Cost $2,062,169)		2,059,083

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.0%
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	56,697	57,333

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $55,340)		57,333

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Credit Suisse First Boston Mortgage Securities Corp., 5.23%, 12/15/40 (r)	750,000	785,033
GMAC Commercial Mortgage Securities Trust, Inc., 4.079%, 5/10/36	380,432	384,205
LB-UBS Commercial Mortgage Trust, 4.96%, 12/15/31	151,141	151,888
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	2,000,000	2,046,636

Total Commercial Mortgage-Backed Securities (Cost $3,401,446)		3,367,762

CORPORATE BONDS - 29.6%
Agilent Technologies, Inc., 3.20%, 10/1/22	400,000	403,778
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Ally Financial, Inc., 4.50%, 2/11/14	500,000	511,250
Altera Corp., 1.75%, 5/15/17	500,000	513,175
America Movil SAB de CV:
2.375%, 9/8/16	300,000	312,177
3.125%, 7/16/22	500,000	515,241
Amgen, Inc.:
2.50%, 11/15/16	225,000	236,231
3.875%, 11/15/21	200,000	214,904
5.15%, 11/15/41	150,000	167,142
AT&T, Inc.:
2.95%, 5/15/16	300,000	322,368
3.875%, 8/15/21	800,000	905,533
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	2,500,000	—
Bank of America Corp.:
1.867%, 1/30/14 (r)	400,000	402,868
0.719%, 9/15/14 (r)	600,000	591,832
3.875%, 3/22/17	450,000	484,262
5.70%, 1/24/22	1,650,000	1,938,026
Bank of America NA, 5.30%, 3/15/17	500,000	555,222
Bank of Montreal, 1.95%, 1/30/18 (e)	600,000	628,620
Bank of New York Mellon Corp.:
1.70%, 11/24/14	300,000	306,625
2.40%, 1/17/17	300,000	315,716
Bank of Nova Scotia, 1.95%, 1/30/17 (e)	605,000	633,858
BB&T Corp., 1.60%, 8/15/17	400,000	407,187
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	267,753
BellSouth Corp., 4.02%, 4/26/21 (e)	1,000,000	1,018,871
Biomet, Inc., 10.00%, 10/15/17	1,000,000	1,055,000
Boston Properties LP:
3.70%, 11/15/18	200,000	216,864
3.85%, 2/1/23	500,000	526,614
Campbell Soup Co., 2.50%, 8/2/22	400,000	399,750
Canadian National Railway Co., 1.45%, 12/15/16	100,000	101,921
CBS Corp., 3.375%, 3/1/22	200,000	208,957
CenturyLink, Inc.:
5.80%, 3/15/22	250,000	272,037
7.65%, 3/15/42	500,000	532,705
Chesapeake Energy Corp., 7.625%, 7/15/13	900,000	933,750
Church & Dwight Co., Inc., 2.875%, 10/1/22	400,000	405,848
CIT Group, Inc., 4.75%, 2/15/15 (e)	250,000	260,625
Colgate-Palmolive Co.:
1.30%, 1/15/17	150,000	153,394
2.45%, 11/15/21	1,000,000	1,038,423
2.30%, 5/3/22	1,000,000	1,013,180
Corning, Inc., 4.75%, 3/15/42	1,000,000	1,080,703
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,000,000	1,125,295
CVS Pass-Through Trust, 6.036%, 12/10/28	849,085	985,941
DDR Corp., 4.75%, 4/15/18	300,000	332,843
Deere & Co., 2.60%, 6/8/22	600,000	615,848
Discover Bank, 8.70%, 11/18/19	500,000	645,593
Discover Financial Services:
6.45%, 6/12/17	500,000	567,630
5.20%, 4/27/22 (e)	1,000,000	1,095,667
Discovery Communications LLC:
3.30%, 5/15/22	700,000	727,096
4.95%, 5/15/42	500,000	544,729
DISH DBS Corp., 5.875%, 7/15/22 (e)	250,000	256,250
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	150,000	156,036
Duke Realty LP, 6.25%, 5/15/13	500,000	516,653
eBay, Inc., 2.60%, 7/15/22	300,000	302,099
Ecolab, Inc., 4.35%, 12/8/21	500,000	567,235
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,000,000	1,120,000
EOG Resources, Inc., 2.625%, 3/15/23	400,000	404,311
ERP Operating LP, 4.625%, 12/15/21	400,000	460,958
Experian Finance plc, 2.375%, 6/15/17 (e)	400,000	405,577
Express Scripts Holding Co., 2.75%, 11/21/14 (e)	150,000	155,753
FedEx Corp.:
2.625%, 8/1/22	400,000	399,234
3.875%, 8/1/42	200,000	195,795
First Niagara Financial Group, Inc., 6.75%, 3/19/20	500,000	575,507
Ford Motor Credit Co. LLC:
3.875%, 1/15/15	250,000	261,274
2.75%, 5/15/15	400,000	407,935
4.207%, 4/15/16	250,000	264,936
3.984%, 6/15/16	750,000	790,503
5.875%, 8/2/21	700,000	791,952
France Telecom SA, 5.375%, 1/13/42	500,000	587,505
Frontier Communications Corp., 6.25%, 1/15/13	500,000	506,250
General Mills, Inc., 3.15%, 12/15/21	1,000,000	1,040,656
Gilead Sciences, Inc., 4.40%, 12/1/21	450,000	511,489
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,000,000	1,038,619
Glitnir Banki HF:
2.95%, 10/15/08 (y)*	1,000,000	300,000
3.226%, 1/21/11 (e)(r)(y)*	500,000	150,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	1,250,000	9,375
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	100,000	110,484
6.15%, 4/1/18	875,000	1,021,282
5.75%, 1/24/22	1,500,000	1,727,814
Great River Energy, 5.829%, 7/1/17 (e)	225,441	244,094
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	300,000	310,557
HCA, Inc., 6.30%, 10/1/12	750,000	750,000
HCP, Inc., 3.15%, 8/1/22	400,000	388,849
Hershey Co., 1.50%, 11/1/16	150,000	154,436
Hewlett-Packard Co., 0.823%, 5/30/14 (r)	500,000	495,900
Ingredion, Inc., 1.80%, 9/25/17	400,000	401,100
Intel Corp., 4.80%, 10/1/41	500,000	584,867
International Business Machines Corp.:
0.875%, 10/31/14	750,000	756,731
2.90%, 11/1/21	300,000	320,585
Jefferies Group, Inc., 5.125%, 4/13/18	250,000	253,750
John Deere Capital Corp.:
1.25%, 12/2/14	250,000	253,922
2.00%, 1/13/17	200,000	208,336
JPMorgan Chase & Co.:
1.498%, 9/22/15 (r)	500,000	502,117
4.40%, 7/22/20	100,000	110,059
4.50%, 1/24/22	2,000,000	2,218,500
Kellogg Co., 3.125%, 5/17/22	1,000,000	1,052,528
Laboratory Corporation of America Holdings, 2.20%, 8/23/17	400,000	408,547
Lender Processing Services, Inc., 5.75%, 4/15/23	600,000	600,000
Liberty Mutual Group, Inc.:
4.95%, 5/1/22 (e)	1,000,000	1,045,999
6.50%, 5/1/42 (e)	500,000	541,267
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	1,500,000	1,422,465
Lowe's Co.'s, Inc., 3.80%, 11/15/21	200,000	220,781
Masco Corp., 5.85%, 3/15/17	400,000	434,261
Medtronic, Inc., 3.125%, 3/15/22	500,000	532,451
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	1,222,000	311,610
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,272,714
New Albertsons, Inc., 8.00%, 5/1/31	550,000	324,500
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	203,921
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (e)	100,000	100,886
Nordstrom, Inc., 4.00%, 10/15/21	200,000	224,923
Novartis Capital Corp., 2.40%, 9/21/22	400,000	404,720
NuStar Pipeline Operating Partnership LP, 5.875%, 6/1/13	600,000	614,663
NYU Hospitals Center, 4.428%, 7/1/42	300,000	304,872
Omnicom Group, Inc., 3.625%, 5/1/22	300,000	316,860
Pearson Funding Four plc, 3.75%, 5/8/22 (e)	1,000,000	1,042,007
Pioneer Natural Resources Co.:
5.875%, 7/15/16	900,000	1,025,306
3.95%, 7/15/22	300,000	318,683
QVC, Inc., 5.125%, 7/2/22 (e)	300,000	317,705
Royal Bank of Canada:
1.45%, 10/30/14	500,000	508,542
1.20%, 9/19/17	400,000	402,520
Safeway, Inc.:
1.904%, 12/12/13 (r)	1,750,000	1,750,364
4.75%, 12/1/21	400,000	407,808
Salvation Army, 5.46%, 9/1/16	140,000	159,492
SBA Tower Trust, 4.254%, 4/15/40 (e)	750,000	790,025
Simon Property Group LP:
6.125%, 5/30/18	500,000	610,646
4.125%, 12/1/21	120,000	133,092
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	492,360
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	800,000	856,000
SSIF Nevada LP, 1.155%, 4/14/14 (e)(r)	1,200,000	1,205,441
SunTrust Bank:
0.721%, 8/24/15 (r)	500,000	482,341
7.25%, 3/15/18	500,000	604,085
Symantec Corp., 3.95%, 6/15/22	500,000	506,021
Target Corp.:
2.90%, 1/15/22	425,000	450,326
4.00%, 7/1/42	300,000	307,053
Telefonica Emisiones SAU, 0.772%, 2/4/13 (r)	500,000	498,258
Texas Instruments, Inc., 1.65%, 8/3/19	400,000	401,882
The Coca-Cola Co., 0.344%, 3/14/14 (r)	1,600,000	1,601,515
The Dun & Bradstreet Corp., 2.875%, 11/15/15	1,000,000	1,027,582
The Gap, Inc., 5.95%, 4/12/21	750,000	835,439
Time Warner Cable, Inc.:
4.00%, 9/1/21	400,000	441,033
5.50%, 9/1/41	400,000	452,634
Time Warner, Inc.:
4.875%, 3/15/20	100,000	115,485
4.00%, 1/15/22	370,000	408,069
3.40%, 6/15/22	500,000	528,059
5.375%, 10/15/41	280,000	318,689
4.90%, 6/15/42	300,000	329,153
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (b)(e)	17,731,847	2,773,261
Toronto-Dominion Bank, 2.375%, 10/19/16	300,000	315,553
Toyota Motor Credit Corp.:
2.05%, 1/12/17	300,000	311,970
3.30%, 1/12/22	300,000	325,262
Toys R Us Property Co. I LLC, 10.75%, 7/15/17	1,000,000	1,090,000
Tyco Flow Control International Finance SA, 1.875%, 9/15/17 (e)	400,000	400,237
United Parcel Service, Inc.:
3.125%, 1/15/21	150,000	161,903
2.45%, 10/1/22	300,000	302,738
US Bancorp, 2.95%, 7/15/22	300,000	302,854
US Bank:
4.95%, 10/30/14	100,000	108,523
3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,000,000	1,062,222
Viacom, Inc., 3.125%, 6/15/22	1,000,000	1,032,832
Volkswagen International Finance NV, 1.071%, 4/1/14 (e)(r)	1,000,000	1,003,862
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	1,600,000	1,582,000
Walgreen Co., 1.80%, 9/15/17	400,000	404,516
Wells Fargo & Co.:
4.375%, 1/31/13	125,000	126,661
1.287%, 6/26/15 (r)	300,000	302,255
Willis Group Holdings plc, 4.125%, 3/15/16	500,000	530,742
Xerox Corp., 1.799%, 9/13/13 (r)	500,000	503,302

Total Corporate Bonds (Cost $91,643,689)		91,788,613

MUNICIPAL OBLIGATIONS - 2.1%
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	500,000	505,270
New York City GO Bonds:
5.206%, 10/1/31	470,000	543,170
0.20%, 4/1/42 (r)	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	600,000	759,024
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	400,000	476,568
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.30%, 2/1/17	930,000	1,055,466
Union County Arkansas Industrial Development Revenue VRDN, 0.84%, 10/1/27 (r)	1,000,000	1,000,000
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.734%, 9/1/47 (e)	1,000,000	1,103,600

Total Municipal Obligations (Cost $6,169,390)		6,443,098

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.7%
Federal Home Loan Bank, 3.625%, 10/18/13	200,000	207,089
Freddie Mac:
5.50%, 7/18/16	300,000	355,620
1.00%, 9/29/17	2,500,000	2,525,612
1.25%, 10/2/19	2,350,000	2,345,136

Total U.S. Government Agencies and Instrumentalities (Cost $5,370,025)		5,433,457

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.9%
Fannie Mae, 3.00%, 10/12/12	2,580,000	2,723,513

Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,679,209)		2,723,513

U.S. TREASURY OBLIGATIONS - 2.3%
United States Treasury Bonds, 3.00%, 5/15/42	1,665,000	1,726,397
United States Treasury Notes:
0.25%, 9/15/15	90,000	89,845
0.625%, 8/31/17	3,130,000	3,131,956
0.625%, 9/30/17	2,185,000	2,184,659

Total U.S. Treasury Obligations (Cost $7,107,007)		7,132,857

TIME DEPOSIT - 3.0%
State Street Bank Time Deposit, 0.113%, 10/1/12	9,205,434	9,205,434

Total Time Deposit (Cost $9,205,434)		9,205,434

SOVEREIGN GOVERNMENT BONDS - 0.5%
Province of Ontario Canada:
1.65%, 9/27/19	600,000	601,740
2.45%, 6/29/22	1,000,000	1,015,044

Total Sovereign Government Bonds (Cost $1,594,585)		1,616,784

TOTAL INVESTMENTS (Cost $287,236,330) - 101.4%		314,731,275
Other assets and liabilities, net - (1.4%)		(4,489,757)
NET ASSETS - 100%		$310,241,518

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
30 Year U.S. Treasury Bonds	18	12/12	$2,688,750	($1,288)

Sold:
2 Year U.S. Treasury Notes	26	12/12	5,733,813	(2,064)
5 Year U.S. Treasury Notes	7	12/12	872,430	(2,196)
10 Year U.S. Treasury Notes	1	12/12	133,484	155
Total Sold				($4,105)

(b) This security was valued by the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012

EQUITY SECURITIES - 98.3%	SHARES	VALUE
Aerospace & Defense - 2.5%
Cubic Corp.	21,150	$1,058,769

Auto Components - 2.6%
TRW Automotive Holdings Corp.*	25,475	1,113,512

Chemicals - 2.3%
Ecolab, Inc.	15,550	1,007,796

Communications Equipment - 1.7%
F5 Networks, Inc.*	6,900	722,430

Computers & Peripherals - 2.9%
NCR Corp.*	53,450	1,245,919

Consumer Finance - 2.2%
World Acceptance Corp.*	14,250	961,163

Containers & Packaging - 2.6%
Ball Corp.	25,950	1,097,944

Diversified Consumer Services - 3.7%
Coinstar, Inc.*	17,300	778,154
Sotheby's	26,125	822,938
		1,601,092

Diversified Financial Services - 2.0%
IntercontinentalExchange, Inc.*	6,400	853,824

Electronic Equipment & Instruments - 0.9%
IPG Photonics Corp.*	7,000	401,100

Energy Equipment & Services - 4.7%
FMC Technologies, Inc.*	18,250	844,975
RPC, Inc.	98,137	1,166,849
		2,011,824

Food Products - 2.6%
Ingredion, Inc.	20,575	1,134,917

Health Care Providers & Services - 6.2%
AmerisourceBergen Corp.	20,075	777,103
Chemed Corp.	10,725	743,135
WellCare Health Plans, Inc.*	20,100	1,136,655
		2,656,893

Household Products - 3.3%
Church & Dwight Co., Inc.	26,050	1,406,440

Insurance - 2.3%
Torchmark Corp.	19,375	994,906

Internet & Catalog Retail - 3.0%
Expedia, Inc.	22,125	1,279,710

IT Services - 12.9%
Lender Processing Services, Inc.	46,475	1,296,188
NeuStar, Inc.*	11,650	466,350
Syntel, Inc.	21,950	1,369,899
Teradata Corp.*	15,050	1,134,920
Wright Express Corp.*	17,830	1,243,108
		5,510,465

Leisure Equipment & Products - 3.0%
Polaris Industries, Inc.	15,900	1,285,833

Life Sciences - Tools & Services - 2.4%
Mettler-Toledo International, Inc.*	5,920	1,010,781

Machinery - 8.1%
Actuant Corp.	39,750	1,137,645
AGCO Corp.*	23,300	1,106,284
Valmont Industries, Inc.	9,275	1,219,662
		3,463,591

Media - 2.3%
Gannett Co., Inc.	55,250	980,688

Metals & Mining - 2.6%
Reliance Steel & Aluminum Co.	21,094	1,104,271

Oil, Gas & Consumable Fuels - 2.0%
Denbury Resources, Inc.*	54,225	876,276

Pharmaceuticals - 3.3%
Endo Health Solutions, Inc.*	29,150	924,638
Questcor Pharmaceuticals, Inc.*	26,200	484,700
		1,409,338

Road & Rail - 2.4%
Landstar System, Inc.	21,700	1,025,976

Semiconductors & Semiconductor Equipment - 1.6%
Lam Research Corp.*	21,600	686,556

Specialty Retail - 7.4%
ANN, Inc.*	23,775	897,031
Ross Stores, Inc.	21,125	1,364,675
The Buckle, Inc.	20,375	925,636
		3,187,342

Trading Companies & Distributors - 3.3%
WESCO International, Inc.*	24,550	1,404,260

Wireless Telecommunication Services - 1.5%
MetroPCS Communications, Inc.*	56,375	660,151

Total Equity Securities (Cost $35,050,133)		42,153,767

TIME DEPOSIT - 1.8%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.113%, 10/1/12	$770,040	770,040

Total Time Deposit (Cost $770,040)		770,040

TOTAL INVESTMENTS (Cost $35,820,173) - 100.1%		42,923,807
Other assets and liabilities, net - (0.1%)		(41,908)
NET ASSETS - 100%		$42,881,899

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI STRATEGIC PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012

EQUITY SECURITIES - 96.2%	SHARES	VALUE
Auto Components - 1.1%
Delphi Automotive plc*	10,238	$317,378

Automobiles - 0.5%
Tesla Motors, Inc.*	4,900	143,472

Biotechnology - 5.1%
Gilead Sciences, Inc.*	21,400	1,419,462

Capital Markets - 3.2%
Charles Schwab Corp.	71,100	909,369

Chemicals - 0.5%
LyondellBasell Industries NV	2,900	149,814

Commercial Services & Supplies - 2.0%
ADT Corp.*	15,900	572,400

Communications Equipment - 1.6%
Juniper Networks, Inc.*	26,041	445,562

Computers & Peripherals - 7.0%
Apple, Inc.	1,985	1,324,511
EMC Corp.*	12,200	332,694
NetApp, Inc.*	9,800	322,224
		1,979,429

Diversified Financial Services - 5.3%
Citigroup, Inc.	19,700	644,584
JPMorgan Chase & Co.	20,900	846,032
		1,490,616

Diversified Telecommunication Services - 2.3%
Level 3 Communications, Inc.*	28,553	655,862

Energy Equipment & Services - 2.7%
Halliburton Co.	22,900	771,501

Health Care Equipment & Supplies - 3.8%
Alere, Inc.*	8,279	161,358
St. Jude Medical, Inc.	21,800	918,434
		1,079,792

Health Care Providers & Services - 2.9%
Community Health Systems, Inc.*	28,324	825,361

Hotels, Restaurants & Leisure - 4.5%
Life Time Fitness, Inc.*	9,353	427,806
Yum! Brands, Inc.	12,500	829,250
		1,257,056

Household Durables - 1.0%
Harman International Industries, Inc.	5,951	274,698

Industrial Conglomerates - 3.2%
General Electric Co.	39,595	899,202

Insurance - 5.4%
Hartford Financial Services Group, Inc.	35,000	680,400
MetLife, Inc.	24,500	844,270
		1,524,670

Internet & Catalog Retail - 2.0%
Amazon.com, Inc.*	2,200	559,504

Internet Software & Services - 4.6%
Google, Inc.*	1,719	1,296,986

IT Services - 5.2%
Accenture plc	11,400	798,342
Amdocs Ltd.	19,700	649,903
		1,448,245

Life Sciences - Tools & Services - 4.9%
Illumina, Inc.*	6,900	332,580
Thermo Fisher Scientific, Inc.	17,931	1,054,881
		1,387,461

Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	6,900	482,448
ConocoPhillips	14,700	840,546
Exxon Mobil Corp.	12,270	1,122,092
		2,445,086

Pharmaceuticals - 1.6%
Valeant Pharmaceuticals International, Inc.*	8,000	442,160

Professional Services - 2.4%
Nielsen Holdings NV*	22,000	659,560

Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	18,100	410,508
MEMC Electronic Materials, Inc.*	98,623	271,213
		681,721

Software - 2.5%
Microsoft Corp.	23,100	687,918

Specialty Retail - 5.7%
AutoZone, Inc.*	1,370	506,448
OfficeMax, Inc.	44,100	344,421
The Gap, Inc.	21,200	758,536
		1,609,405

Wireless Telecommunication Services - 4.1%
KDDI Corp. (ADR)	31,143	602,617
SOFTBANK Corp. (ADR)	27,200	550,528
		1,153,145

Total Equity Securities (Cost $23,767,104)		27,086,835

CORPORATE BONDS - 1.0%	PRINCIPAL AMOUNT
Level 3 Communications, Inc., 6.50%, 10/1/16	$196,000	281,750

Total Corporate Bonds (Cost $196,000)		281,750

TIME DEPOSIT - 5.6%
State Street Bank Time Deposit, 0.113%, 10/1/12	1,594,977	1,594,977

Total Time Deposit (Cost $1,594,977)		1,594,977

TOTAL INVESTMENTS (Cost $25,558,081) - 102.8%		28,963,562
Other assets and liabilities, net - (2.8%)		(795,497)
NET ASSETS - 100%		$28,168,065

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012

EQUITY SECURITIES - 100.2%	SHARES	VALUE
Aerospace & Defense - 2.8%
Hexcel Corp.*	14,042	$337,289
Triumph Group, Inc.	5,209	325,719
		663,008

Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc.*	3,899	201,305

Airlines - 0.7%
JetBlue Airways Corp.*	34,165	163,650

Biotechnology - 7.7%
Acorda Therapeutics, Inc.*	7,662	196,224
BioMarin Pharmaceutical, Inc.*	4,342	174,852
Cepheid, Inc.*	7,086	244,538
Halozyme Therapeutics, Inc.*	19,135	144,661
Onyx Pharmaceuticals, Inc.*	3,862	326,339
Seattle Genetics, Inc.*	5,988	161,377
Theravance, Inc.*	8,438	218,628
United Therapeutics Corp.*	6,675	372,999
		1,839,618

Capital Markets - 0.6%
Duff & Phelps Corp.	10,189	138,672

Chemicals - 3.1%
Georgia Gulf Corp.	6,013	217,791
Huntsman Corp.	16,051	239,641
Quaker Chemical Corp.	5,962	278,247
		735,679

Commercial Banks - 1.8%
Citizens Republic Bancorp, Inc.*	11,831	228,930
UMB Financial Corp.	3,947	192,140
		421,070

Commercial Services & Supplies - 2.7%
The GEO Group, Inc.	13,150	363,860
Waste Connections, Inc.	9,707	293,637
		657,497

Communications Equipment - 1.2%
Riverbed Technology, Inc.*	12,080	281,102

Computers & Peripherals - 0.5%
Fusion-io, Inc.*	4,375	132,431

Construction & Engineering - 0.9%
Northwest Pipe Co.*	8,619	212,458

Construction Materials - 0.9%
Texas Industries, Inc.*	5,391	219,144

Consumer Finance - 1.3%
Cash America International, Inc.	6,100	235,277
Ezcorp, Inc.*	3,385	77,618
		312,895

Diversified Consumer Services - 0.8%
Sotheby's	5,920	186,480

Diversified Financial Services - 0.5%
KKR Financial Holdings LLC	11,240	112,962

Electrical Equipment - 2.9%
General Cable Corp.*	6,210	182,450
Regal-Beloit Corp.	4,553	320,895
Thermon Group Holdings, Inc.*	7,680	191,923
		695,268

Electronic Equipment & Instruments - 3.7%
Coherent, Inc.*	7,317	335,558
DTS, Inc.*	2,954	68,769
InvenSense, Inc.*	9,505	113,585
IPG Photonics Corp.*	4,198	240,545
Universal Display Corp.*	3,470	119,298
		877,755

Energy Equipment & Services - 5.4%
Dril-Quip, Inc.*	3,140	225,703
Geospace Technologies Corp.*	4,202	514,367
Lufkin Industries, Inc.	7,596	408,817
McDermott International, Inc.*	12,068	147,471
		1,296,358

Food & Staples Retailing - 2.4%
Fresh Market, Inc.*	6,238	374,155
Natural Grocers by Vitamin Cottage, Inc.*	9,215	205,679
		579,834

Health Care Equipment & Supplies - 5.4%
ArthroCare Corp.*	9,915	321,246
Sirona Dental Systems, Inc.*	7,147	407,093
The Cooper Co.'s, Inc.	3,460	326,832
Thoratec Corp.*	7,212	249,535
		1,304,706

Health Care Providers & Services - 4.2%
Air Methods Corp.*	2,742	327,313
Catamaran Corp.*	2,122	207,892
Centene Corp.*	8,428	315,291
PSS World Medical, Inc.*	6,878	156,681
		1,007,177

Health Care Technology - 1.2%
MedAssets, Inc.*	16,785	298,773

Hotels, Restaurants & Leisure - 6.4%
Bally Technologies, Inc.*	9,018	445,399
BJ's Restaurants, Inc.*	5,809	263,438
Orient-Express Hotels Ltd.*	19,797	176,193
Pinnacle Entertainment, Inc.*	15,548	190,463
Shuffle Master, Inc.*	28,519	450,886
		1,526,379

Household Durables - 1.5%
Meritage Homes Corp.*	4,410	167,712
Universal Electronics, Inc.*	10,881	191,288
		359,000

Insurance - 1.3%
Validus Holdings Ltd.	9,172	311,023

Internet Software & Services - 2.2%
Monster Worldwide, Inc.*	52,444	384,414
Trulia, Inc.*	6,657	142,593
		527,007

IT Services - 0.4%
Sapient Corp.*	9,166	97,710

Life Sciences - Tools & Services - 1.6%
Bruker Corp.*	8,493	111,174
PAREXEL International Corp.*	9,182	282,438
		393,612

Machinery - 4.2%
Colfax Corp.*	5,262	192,957
Gardner Denver, Inc.	2,355	142,266
Terex Corp.*	11,848	267,528
Twin Disc, Inc.	3,858	69,058
WABCO Holdings, Inc.*	3,870	223,183
Woodward, Inc.	3,081	104,692
		999,684

Metals & Mining - 2.3%
RTI International Metals, Inc.*	12,771	305,738
Titanium Metals Corp.	18,571	238,266
		544,004

Oil, Gas & Consumable Fuels - 2.5%
Gulfport Energy Corp.*	6,006	187,747
Oasis Petroleum, Inc.*	13,608	401,028
		588,775

Pharmaceuticals - 1.2%
Salix Pharmaceuticals Ltd.*	6,842	289,690

Real Estate Investment Trusts - 1.3%
Redwood Trust, Inc.	7,584	109,665
Two Harbors Investment Corp.	17,965	211,089
		320,754

Road & Rail - 1.4%
Landstar System, Inc.	4,383	207,228
Quality Distribution, Inc.*	13,860	128,205
		335,433

Semiconductors & Semiconductor Equipment - 4.5%
Cavium, Inc.*	8,810	293,637
Cymer, Inc.*	4,352	222,213
EZchip Semiconductor Ltd.*	5,226	159,863
Teradyne, Inc.*	14,485	205,977
Veeco Instruments, Inc.*	6,850	205,637
		1,087,327

Software - 7.7%
Compuware Corp.*	30,993	307,141
Fortinet, Inc.*	14,698	354,810
NICE Systems Ltd. (ADR)*	10,824	359,573
Opnet Technologies, Inc.	8,380	285,507
QLIK Technologies, Inc.*	12,704	284,697
TIBCO Software, Inc.*	8,677	262,306
		1,854,034

Specialty Retail - 8.6%
Chico's FAS, Inc.	13,691	247,944
Francesca's Holdings Corp.*	5,835	179,310
Genesco, Inc.*	12,512	834,926
Sally Beauty Holdings, Inc.*	7,928	198,914
Vitamin Shoppe, Inc.*	10,342	603,145
		2,064,239

Textiles, Apparel & Luxury Goods - 1.6%
Steven Madden Ltd.*	8,652	378,265

Total Equity Securities (Cost $19,307,392)		24,014,778

TOTAL INVESTMENTS (Cost $19,307,392) - 100.2%		24,014,778
Other assets and liabilities, net - (0.2%)		(48,621)
NET ASSETS - 100%		$23,966,157

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012

MUNICIPAL OBLIGATIONS - 0.6%	PRINCIPAL AMOUNT	VALUE
Washington County Pennsylvania Hospital Authority Revenue Bonds, 0.45%, 7/1/37 (mandatory put, 7/1/13 @ 100), LOC: PNC Bank (r)	$500,000	$500,000

Total Municipal Obligations (Cost $500,000)		500,000

VARIABLE RATE DEMAND NOTES† - 82.0%
2880 Stevens Creek LLC, 0.60%, 11/1/33, LOC: Bank of the West (r)	2,885,000	2,885,000
Alexandria Virginia IDA Revenue, 0.46%, 7/1/30, LOC: Bank of America (r)	200,000	200,000
California HFA Revenue, 0.18%, 8/1/33, CEI: Fannie Mae & Freddie Mac (r)	1,006,000	1,006,000
California Statewide Communities Development Authority MFH Revenue, 0.19%, 10/15/34, CEI: Fannie Mae (r)	1,500,000	1,500,000
Cassia County Industrial Development Corp. Revenue, 0.28%, 8/1/26, LOC: Rabo Agrifinance, C/LOC: RaboBank (r)	3,000,000	3,000,000
CIDC-Hudson House LLC New York Revenue, 0.60%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	450,000	450,000
Collier County Florida HFA MFH Revenue, 0.19%, 7/15/34, CEI: Fannie Mae (r)	1,850,000	1,850,000
Columbia Alabama Industrial Development Board Pollution Control Revenue, 0.22%, 6/1/22, GA: Alabama Power Co. (r)	2,000,000	2,000,000
Congress/Commons LLC, 0.31%, 12/1/50, LOC: First Chicago Bank & Trust, C/LOC: FHLB (r)	2,000,000	2,000,000
Crawfordsville Indiana MFH Revenue, 0.46%, 1/1/33, LOC: FHLB (r)	785,000	785,000
District of Columbia Revenue, 0.18%, 4/1/38, LOC: PNC Bank (r)	120,000	120,000
Erie County New York IDA Revenue, 0.33%, 4/1/32, LOC: HSBC USA (r)	1,515,000	1,515,000
Fairpoint Regional Utility System, 1.21%, 3/1/24, LOC: Hancock Bank, C/LOC: FHLB (r)	2,700,000	2,700,000
Hayward California MFH Revenue, 0.17%, 5/1/38, CEI: Freddie Mac (r)	805,000	805,000
HBPWH Building Co., 0.26%, 11/1/22, LOC: Wells Fargo Bank (r)	850,000	850,000
Hopkinsville Kentucky Industrial Building LO Revenue, 0.27%, 8/1/24, LOC: Comerica Bank (r)	745,000	745,000
Illinois Development Finance Authority Revenue, 0.18%, 6/1/19, LOC: Northern Trust Co. (r)	905,000	905,000
Illinois Toll Highway Authority Revenue:
0.16%, 7/1/30, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	2,000,000	2,000,000
0.16%, 7/1/30, LOC: Northern Trust Co. (r)	1,500,000	1,500,000
Kansas Development Finance Authority MFH Revenue, 0.18%, 7/1/30, CEI: Freddie Mac (r)	400,000	400,000
Legacy Park LLC, 0.30%, 1/1/58, LOC: Fifth Third Bank (r)	1,500,000	1,500,000
Louisiana Housing Corp. Revenue, 0.18%, 3/15/37, CEI: Fannie Mae (r)	1,305,000	1,305,000
Massachusetts Development Finance Agency Revenue, 0.20%, 9/1/16, LOC: TD Bank (r)	1,095,000	1,095,000
Meridian Ranch Colorado Metropolitan District GO, 0.20%, 12/1/38, LOC: US Bank (r)	990,000	990,000
Michigan Hospital Finance Authority Revenue, 0.22%, 3/1/30, LOC: Comerica Bank (r)	800,000	800,000
Michigan Strategic Fund LO Revenue, 0.45%, 9/1/22, LOC: Bank of America (r)	2,595,000	2,595,000
Mississippi Business Finance Corp. Revenue, 0.19%, 3/1/17, LOC: PNC Bank (r)	140,000	140,000
Mississippi Home Corp. MFH Revenue, 0.23%, 8/15/40, CEI: Fannie Mae (r)	700,000	700,000
Montgomery County Maryland Housing Opportunities Commission Revenue, 0.16%, 12/1/30, CEI: Fannie Mae (r)	1,600,000	1,600,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue, 0.18%, 6/1/34, LOC: U.S. Bank (r)	1,017,000	1,017,000
Ness Family Partners LP, 0.60%, 9/1/34, LOC: Bank of the West (r)	400,000	400,000
Nevada Housing Division Revenue, 0.19%, 4/15/39, CEI: Fannie Mae (r)	650,000	650,000
New York City GO, 0.20%, 4/1/42, LOC: Mizuho Corp. Bank Ltd. (r)	500,000	500,000
New York City Housing Development Corp. MFH Revenue:
0.18%, 11/15/37, CEI: Fannie Mae (r)	180,000	180,000
0.19%, 11/1/38, CEI: Freddie Mac (r)	900,000	900,000
New York State HFA Revenue:
0.18%, 5/15/33, CEI: Fannie Mae (r)	1,000,000	1,000,000
0.19%, 5/15/34, CEI: Fannie Mae (r)	500,000	500,000
0.18%, 5/15/37, CEI: Fannie Mae (r)	600,000	600,000
0.34%, 5/1/42, LOC: Wells Fargo Bank (r)	620,000	620,000
New York State MMC Corp. Revenue, 0.60%, 11/1/35, LOC: JPMorgan Chase Bank (r)	1,860,000	1,860,000
OSL Santa Rosa Fountaingrove LLC, 0.22%, 2/1/52, LOC: East West Bank, C/LOC: FHLB (r)	3,500,000	3,500,000
Overseas Private Investment Corp., 0.17%, 6/15/31, GA: U.S. Government (r)	1,923,077	1,923,077
Palm Beach County Florida Revenue, 0.20%, 1/1/34, LOC: TD Bank (r)	1,315,000	1,315,000
Rathbone LLC, 0.27%, 1/1/38, LOC: Comerica Bank (r)	1,445,000	1,445,000
Rex Lumber LLC, 0.21%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	940,000	940,000
Rhode Island Student Loan Authority Revenue, 0.20%, 6/1/48, LOC: State Street Bank & Trust (r)	3,000,000	3,000,000
San Francisco California City & County Redevelopment Agency Revenue, 0.21%, 6/15/34, CEI: Fannie Mae (r)	200,000	200,000
Shawnee Kansas Private Activity Revenue, 0.60%, 12/1/12, LOC: JPMorgan Chase Bank (r)	185,000	185,000
South Dakota MFH Development Authority Revenue, 0.18%, 1/1/44, CEI: Freddie Mac (r)	520,000	520,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue:
0.22%, 3/1/27, LOC: JPMorgan Chase Bank (r)	1,100,000	1,100,000
0.17%, 4/1/28, LOC: Bank of Nova Scotia (r)	300,000	300,000
Vermont Educational & Health Buildings Financing Agency Revenue, 0.24%, 6/1/22, LOC: People's United Bank., C/LOC: Wells Fargo Bank (r)	845,000	845,000
Warren County Kentucky IDA Revenue, 0.31%, 12/1/18, LOC: U.S. Bank (r)	1,200,000	1,200,000
Warrior Roofing Manufacturing of Georgia LLC, 0.50%, 12/15/34, LOC: Bank of Tuscaloosa, C/LOC: FHLB (r)	1,495,000	1,495,000
Wilkes-Barre Pennsylvania GO, 0.20%, 11/1/25, LOC: PNC Bank (r)	2,640,000	2,640,000

Total Variable Rate Demand Notes (Cost $66,776,077)		66,776,077

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.5%
Federal Home Loan Bank:
0.27%, 5/21/13	1,000,000	1,000,000
0.28%, 9/5/13	1,000,000	1,000,430

Total U.S. Government Agencies and Instrumentalities (Cost $2,000,430)		2,000,430

U.S. TREASURY OBLIGATIONS - 14.8%
United States Treasury Notes:
0.375%, 10/31/12	2,000,000	2,000,335
0.625%, 1/31/13	1,000,000	1,001,606
1.375%, 2/15/13	1,000,000	1,004,603
0.625%, 2/28/13	1,000,000	1,001,938
1.375%, 3/15/13	1,000,000	1,005,276
0.625%, 4/30/13	2,000,000	2,004,863
3.50%, 5/31/13	1,000,000	1,022,109
0.75%, 9/15/13	2,000,000	2,010,438
0.50%, 10/15/13	1,000,000	1,003,083

Total U.S. Treasury Obligations (Cost $12,054,251)		12,054,251

TIME DEPOSIT - 0.2%
State Street Bank Time Deposit, 0.113%, 10/1/12	159,665	159,665

Total Time Deposit (Cost $159,665)		159,665

TOTAL INVESTMENTS (Cost $81,490,423) - 100.1%		81,490,423
Other assets and liabilities, net - (0.1%)		(81,362)
NET ASSETS - 100%		$81,409,061

†  The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
C/LOC: Confirming Letter of Credit
CEI: Credit Enhancement Instrument
GA: Guaranty Agreement
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012

ASSET-BACKED SECURITIES - 0.9%	PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust, 5.19%, 8/17/15	$115,000	$120,951
DT Auto Owner Trust:
0.96%, 1/15/14 (e)	9,289	9,289
1.40%, 8/15/14 (e)	39,146	39,198
GE Equipment Midticket LLC, 5.67%, 11/16/20	165,000	167,273

Total Asset-Backed Securities (Cost $335,840)		336,711

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
Credit Suisse First Boston Mortgage Securities Corp., 4.597%, 3/15/35	152,660	153,522
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	27,021	27,015

Total Commercial Mortgage-Backed Securities (Cost $183,058)		180,537

COMMERCIAL PAPER - 0.5%
Daimler Finance North America LLC, 0.95%, 2/7/13 (e)	200,000	199,319

Total Commercial Paper (Cost $199,319)		199,319

CORPORATE BONDS - 75.5%
Agrium, Inc., 3.15%, 10/1/22	100,000	100,700
Alcoa, Inc., 5.40%, 4/15/21	150,000	157,448
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	96,336	—
America Movil SAB de CV, 2.375%, 9/8/16	100,000	104,059
American International Group, Inc., 3.80%, 3/22/17	250,000	268,903
American National Red Cross, 5.422%, 11/15/13	335,000	338,893
Amgen, Inc.:
2.50%, 11/15/16	50,000	52,496
3.875%, 11/15/21	50,000	53,726
5.15%, 11/15/41	50,000	55,714
Anadarko Petroleum Corp., 6.375%, 9/15/17	100,000	120,562
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	100,000	101,416
ArcelorMittal, 4.75%, 2/25/17	150,000	147,129
ASIF Global Financing XIX, 4.90%, 1/17/13 (e)	491,000	493,455
AT&T, Inc.:
2.95%, 5/15/16	100,000	107,456
3.875%, 8/15/21	225,000	254,681
Atlantic City Electric Co., 6.625%, 8/1/13	500,000	520,174
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	650,000	—
Bank of America Corp.:
2.008%, 7/11/14 (r)	100,000	101,011
4.50%, 4/1/15	200,000	214,239
3.875%, 3/22/17	400,000	430,455
5.70%, 1/24/22	400,000	469,824
Bank of America NA, 5.30%, 3/15/17	250,000	277,611
Bank of Montreal, 1.95%, 1/30/18 (e)	95,000	99,532
Bank of New York Mellon Corp.:
1.70%, 11/24/14	100,000	102,208
2.40%, 1/17/17	50,000	52,619
Bank of Nova Scotia, 1.95%, 1/30/17 (e)	290,000	303,833
Barrick Gold Corp., 5.25%, 4/1/42	100,000	110,677
BellSouth Corp., 4.02%, 4/26/21 (e)	200,000	203,774
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	200,000	207,335
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	250,000	278,125
Boston Properties LP:
3.70%, 11/15/18	100,000	108,432
3.85%, 2/1/23	100,000	105,323
BP Capital Markets plc, 3.245%, 5/6/22	200,000	211,636
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	200,000	206,560
Cemex SAB de CV, 5.362%, 9/30/15 (e)(r)	150,000	142,875
CenturyLink, Inc., 7.65%, 3/15/42	100,000	106,541
CF Industries, Inc., 7.125%, 5/1/20	200,000	251,000
Chesapeake Energy Corp., 7.625%, 7/15/13	400,000	415,000
CIT Group, Inc., 4.75%, 2/15/15 (e)	75,000	78,188
Citigroup, Inc.:
6.375%, 8/12/14	200,000	217,644
3.953%, 6/15/16	400,000	427,984
4.45%, 1/10/17	400,000	439,351
Colgate-Palmolive Co., 1.30%, 1/15/17	50,000	51,131
Corning, Inc., 4.75%, 3/15/42	400,000	432,281
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	400,000	450,118
CVS Pass-Through Trust, 6.036%, 12/10/28	169,817	197,188
Daimler Finance North America LLC, 2.625%, 9/15/16 (e)	200,000	208,660
DDR Corp., 4.75%, 4/15/18	300,000	332,843
Deere & Co., 3.90%, 6/9/42	100,000	103,438
Discover Bank, 8.70%, 11/18/19	300,000	387,356
DISH DBS Corp., 5.875%, 7/15/22 (e)	75,000	76,875
Dow Chemical Co., 5.25%, 11/15/41	150,000	170,204
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	78,018
Eastman Chemical Co., 3.60%, 8/15/22	200,000	210,681
Ecolab, Inc., 4.35%, 12/8/21	150,000	170,171
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	400,000	448,000
ERP Operating LP, 4.625%, 12/15/21	100,000	115,240
Ford Motor Credit Co. LLC:
3.875%, 1/15/15	200,000	209,019
4.207%, 4/15/16	200,000	211,948
4.25%, 2/3/17	100,000	106,280
5.875%, 8/2/21	200,000	226,272
France Telecom SA, 5.375%, 1/13/42	100,000	117,501
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22	150,000	150,152
Frontier Communications Corp., 6.25%, 1/15/13	150,000	151,875
General Electric Capital Corp.:
3.35%, 10/17/16	100,000	107,664
2.90%, 1/9/17	200,000	211,596
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	400,000	422,090
Georgia-Pacific LLC, 8.25%, 5/1/16 (e)	100,000	107,610
Glitnir Banki HF:
2.95%, 10/15/08 (y)*	400,000	120,000
3.046%, 4/20/10 (e)(r)(y)*	600,000	180,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	100,000	750
Goldman Sachs Group, Inc., 5.75%, 1/24/22	650,000	748,719
Harley-Davidson Funding Corp., 5.25%, 12/15/12 (e)	200,000	201,551
HCA, Inc., 6.25%, 2/15/13	300,000	304,125
Hershey Co., 1.50%, 11/1/16	50,000	51,479
Hewlett-Packard Co., 2.20%, 12/1/15	300,000	304,985
International Business Machines Corp.:
0.875%, 10/31/14	300,000	302,693
2.90%, 11/1/21	100,000	106,862
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	27,324	27
John Deere Capital Corp.:
1.25%, 12/2/14	75,000	76,176
2.00%, 1/13/17	50,000	52,084
JPMorgan Chase & Co.:
4.40%, 7/22/20	300,000	330,176
4.50%, 1/24/22	550,000	610,087
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	500,000	542,187
Kern River Funding Corp., 6.676%, 7/31/16 (e)	32,438	36,453
Kraft Foods Group, Inc.:
3.50%, 6/6/22 (e)	100,000	105,659
5.00%, 6/4/42 (e)	100,000	111,558
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	300,000	292,500
Lender Processing Services, Inc., 5.75%, 4/15/23	100,000	100,000
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	200,000	189,662
Lowe's Co.'s, Inc., 3.80%, 11/15/21	60,000	66,234
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	100,000	107,806
MetLife Institutional Funding II, 1.361%, 4/4/14 (e)(r)	200,000	201,585
Midwest Gaming Borrower LLC / Midwest Finance Corp., 11.625%, 4/15/16 (e)	200,000	220,500
Morgan Stanley:
6.25%, 8/28/17	300,000	340,335
5.50%, 7/24/20	200,000	215,941
National Fuel Gas Co., 6.50%, 4/15/18	100,000	118,775
Nationwide Health Properties, Inc., 6.59%, 7/7/38 (b)	70,000	76,693
NBCUniversal Media LLC:
2.875%, 1/15/23	200,000	199,634
4.45%, 1/15/43	200,000	199,318
New Albertsons, Inc., 8.00%, 5/1/31	200,000	118,000
New York Life Global Funding, 1.65%, 5/15/17 (e)	50,000	50,980
Newmont Mining Corp.:
3.50%, 3/15/22	100,000	101,442
4.875%, 3/15/42	100,000	102,494
NII Capital Corp., 8.875%, 12/15/19	100,000	84,000
NuStar Pipeline Operating Partnership LP, 5.875%, 6/1/13	200,000	204,888
Omnicom Group, Inc., 3.625%, 5/1/22	100,000	105,620
PacifiCorp:
2.95%, 2/1/22	250,000	264,927
4.10%, 2/1/42	100,000	105,895
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 3/15/18 (e)	200,000	200,129
PepsiCo, Inc., 2.75%, 3/5/22	200,000	207,635
Pernod-Ricard SA:
4.25%, 7/15/22 (e)	50,000	54,435
5.50%, 1/15/42 (e)	100,000	114,110
Pioneer Natural Resources Co.:
5.875%, 7/15/16	250,000	284,807
3.95%, 7/15/22	200,000	212,455
PPF Funding, Inc., 5.50%, 1/15/14 (e)	150,000	153,709
Rio Tinto Finance USA plc, 3.50%, 3/22/22	150,000	156,420
Royal Bank of Canada, 1.45%, 10/30/14	250,000	254,271
SABMiller Holdings, Inc., 3.75%, 1/15/22 (e)	255,000	276,914
SBA Tower Trust, 4.254%, 4/15/40 (e)	200,000	210,673
Southern Power Co., 5.15%, 9/15/41	75,000	85,961
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	250,000	267,500
SSIF Nevada LP, 1.155%, 4/14/14 (e)(r)	200,000	200,907
SunTrust Bank, 0.721%, 8/24/15 (r)	500,000	482,341
Symantec Corp., 3.95%, 6/15/22	125,000	126,505
Target Corp., 4.00%, 7/1/42	250,000	255,878
Telefonica Emisiones SAU, 0.772%, 2/4/13 (r)	150,000	149,477
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	219,620	—
Time Warner Cable, Inc.:
4.00%, 9/1/21	100,000	110,258
5.50%, 9/1/41	200,000	226,317
Time Warner, Inc.:
4.00%, 1/15/22	90,000	99,260
3.40%, 6/15/22	200,000	211,224
5.375%, 10/15/41	100,000	113,818
4.90%, 6/15/42	200,000	219,436
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	2,500,000	276,500
2/15/45 (b)(e)	5,802,419	907,498
Toronto-Dominion Bank, 2.375%, 10/19/16	100,000	105,184
Toyota Motor Credit Corp.:
2.05%, 1/12/17	100,000	103,990
3.30%, 1/12/22	50,000	54,210
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42 (e)	100,000	102,228
United Technologies Corp., 4.50%, 6/1/42	100,000	112,079
UnitedHealth Group, Inc.:
3.375%, 11/15/21	50,000	53,308
4.625%, 11/15/41	50,000	53,989
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	400,000	424,889
Verizon Communications, Inc.:
3.50%, 11/1/21	250,000	275,807
4.75%, 11/1/41	100,000	114,970
Volkswagen International Finance NV, 1.071%, 4/1/14 (e)(r)	300,000	301,159
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	300,000	296,625
Walt Disney Co.:
0.875%, 12/1/14	50,000	50,521
2.55%, 2/15/22	100,000	102,716
4.125%, 12/1/41	50,000	55,524
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	352,455	226,012
Xerox Corp., 1.799%, 9/13/13 (r)	150,000	150,991

Total Corporate Bonds (Cost $30,213,009)		29,988,240

MUNICIPAL OBLIGATIONS - 6.0%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.21%, 3/1/13	140,000	142,512
Kern County California PO Revenue Bonds, Zero Coupon:
8/15/19	170,000	117,667
8/15/20	365,000	232,764
Oconto Falls Wisconsin Public School District GO Bonds, 5.70%, 3/1/16	415,000	465,630
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	70,000	74,362
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	150,000	168,878
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16	155,000	174,823
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.584%, 9/1/27 (e)	250,000	276,795
West Covina California Public Financing Authority Lease Revenue Bonds, 6.05%, 6/1/26	750,000	746,677

Total Municipal Obligations (Cost $2,271,728)		2,400,108

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.4%
Fannie Mae, 3.00%, 10/12/12	900,000	950,062

Total U.S. Government Agency Mortgage-Backed Securities (Cost $935,659)		950,062

U.S. TREASURY OBLIGATIONS - 8.9%
United States Treasury Bonds:
3.00%, 5/15/42	75,000	77,766
2.75%, 8/15/42	1,465,000	1,440,737
United States Treasury Notes:
0.625%, 8/31/17	1,045,000	1,045,653
0.625%, 9/30/17	180,000	180,000
1.625%, 8/15/22	795,000	794,130

Total U.S. Treasury Obligations (Cost $3,563,108)		3,538,286

FLOATING RATE LOANS(d)- 0.3%
Clear Channel Communications, Inc., Term Loan Tranche B, 3.866%, 1/29/16 (r)	137,017	111,776

Total Floating Rate Loans (Cost $130,030)		111,776

SOVEREIGN GOVERNMENT BONDS - 1.0%
Province of Ontario Canada, 2.45%, 6/29/22	400,000	406,018

Total Sovereign Government Bonds (Cost $398,487)		406,018

TIME DEPOSIT - 6.9%
State Street Bank Time Deposit, 0.113%, 10/1/12	2,742,218	2,742,218

Total Time Deposit (Cost $2,742,218)		2,742,218

EQUITY SECURITIES - 0.2%	SHARES
Avado Brands, Inc. (b)*	1,601	—
Intermet Corp. (b)*	1,573	—
Woodbourne Capital:
Trust I, Preferred (b)(e)	50,000	21,495
Trust II, Preferred (b)(e)	50,000	21,495
Trust III, Preferred (b)(e)	50,000	21,495
Trust IV, Preferred (b)(e)	50,000	21,495

Total Equity Securities (Cost $261,154)		85,980

TOTAL INVESTMENTS (Cost $41,233,610) - 103.1%		40,939,255
Other assets and liabilities, net - (3.1%)		(1,235,785)
NET ASSETS - 100%		$39,703,470

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	1	12/12	$220,531	($126)
5 Year U.S. Treasury Notes	13	12/12	1,620,227	(7,328)
10 Year U.S. Treasury Notes	1	12/12	133,484	(658)
30 Year U.S. Treasury Bonds	1	12/12	149,375	30
Total Sold				($8,082)

(b) This security was valued by the Board of Directors. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012

EQUITY SECURITIES - 98.1%	SHARES	VALUE
Aerospace & Defense - 0.7%
B/E Aerospace, Inc.*	1,578	$66,434

Air Freight & Logistics - 2.9%
C.H. Robinson Worldwide, Inc.	2,750	161,013
Expeditors International of Washington, Inc.	3,640	132,350
		293,363

Beverages - 4.3%
PepsiCo, Inc.	2,750	194,618
The Coca-Cola Co.	6,350	240,855
		435,473

Biotechnology - 2.7%
Gilead Sciences, Inc.*	4,170	276,596

Capital Markets - 1.6%
T. Rowe Price Group, Inc.	2,580	163,314

Chemicals - 3.2%
Ecolab, Inc.	4,920	318,865

Commercial Banks - 3.5%
SunTrust Banks, Inc.	4,840	136,827
Wells Fargo & Co.	6,370	219,956
		356,783

Communications Equipment - 5.5%
Juniper Networks, Inc.*	5,780	98,896
QUALCOMM, Inc.	7,290	455,552
		554,448

Computers & Peripherals - 4.7%
Apple, Inc.	710	473,755

Consumer Finance - 2.6%
American Express Co.	4,610	262,125

Diversified Financial Services - 1.4%
IntercontinentalExchange, Inc.*	1,090	145,417

Electrical Equipment - 1.7%
Cooper Industries plc	2,340	175,640

Energy Equipment & Services - 4.6%
Cameron International Corp.*	5,640	316,235
Noble Corp.*	3,970	142,046
		458,281

Food & Staples Retailing - 6.1%
Costco Wholesale Corp.	2,140	214,267
CVS Caremark Corp.	8,290	401,402
		615,669

Health Care Equipment & Supplies - 3.0%
Edwards Lifesciences Corp.*	1,210	129,918
Intuitive Surgical, Inc.*	140	69,388
Varian Medical Systems, Inc.*	1,630	98,322
		297,628

Health Care Technology - 0.8%
Cerner Corp.*	1,050	81,281

Hotels, Restaurants & Leisure - 2.5%
Starbucks Corp.	5,000	253,750

Industrial Conglomerates - 4.2%
3M Co.	1,500	138,630
Danaher Corp.	5,110	281,817
		420,447

Insurance - 1.1%
Aflac, Inc.	2,290	109,645

Internet & Catalog Retail - 3.6%
Amazon.com, Inc.*	870	221,258
priceline.com, Inc.*	220	136,121
		357,379

Internet Software & Services - 3.9%
Google, Inc.*	526	396,867

IT Services - 6.3%
Cognizant Technology Solutions Corp.*	5,040	352,397
International Business Machines Corp.	1,380	286,281
		638,678

Multiline Retail - 2.1%
Kohl's Corp.	4,190	214,612

Oil, Gas & Consumable Fuels - 5.2%
QEP Resources, Inc.	6,600	208,956
Suncor Energy, Inc.	9,510	312,403
		521,359

Pharmaceuticals - 7.3%
Allergan, Inc.	5,220	478,047
Novartis AG (ADR)	1,730	105,980
Perrigo Co.	1,340	155,668
		739,695

Semiconductors & Semiconductor Equipment - 1.3%
Texas Instruments, Inc.	4,740	130,587

Software - 6.4%
Informatica Corp.*	880	30,633
Intuit, Inc.	3,840	226,099
Microsoft Corp.	13,000	387,140
		643,872

Specialty Retail - 3.9%
CarMax, Inc.*	7,900	223,570
Lowe's Co.'s, Inc.	5,750	173,880
		397,450

Textiles, Apparel & Luxury Goods - 1.0%
Nike, Inc., Class B	1,040	98,706

Total Equity Securities (Cost $7,925,140)		9,898,119

TIME DEPOSIT - 2.9%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.113%, 10/1/12	$298,021	298,021

Total Time Deposit (Cost $298,021)		298,021

TOTAL INVESTMENTS (Cost $8,223,161) - 101.0%		10,196,140
Other assets and liabilities, net - (1.0%)		(105,599)
NET ASSETS - 100%		$10,090,541

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

 (UNAUDITED)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of seven separate portfolios. The Calvert VP SRI Equity, Calvert VP Small Cap Growth, Calvert VP SRI Strategic, and Calvert VP Money Market Portfolios are registered as diversified portfolios. The Calvert VP SRI Mid Cap Growth, Calvert VP SRI Balanced, and Calvert VP Income Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time).  The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval, and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940.  Generally, if the credit quality is sufficient, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, sovereign government bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.  All securities for Calvert VP Money Market are valued at amortized cost which approximates fair market value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the Fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

The following amounts were fair valued in good faith under the direction of the Board as of September 30, 2012:

	Market Value	% of Net Assets
Calvert VP SRI Balanced	$4,937,146	1.6%
Calvert VP Income	1,346,698	3.4%

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Calvert VP SRI Mid Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$42,153,767	-	-	$42,153,767
Other debt obligations	-	$770,040	-	770,040
TOTAL	$42,153,767	$770,040	-	$42,923,807

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP SRI Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$9,898,119	-	-	$9,898,119
Other debt obligations	-	$298,021	-	298,021
TOTAL	$9,898,119	$298,021	-	$10,196,140

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$336,711	-	$336,711
Commercial mortgage-backed securities	-	180,537	-	180,537
Corporate debt	-	29,988,213	$27	29,988,240
Municipal obligations	-	2,400,108	-	2,400,108
U.S. government obligations	-	4,488,348	-	4,488,348
Equity securities *	-	85,980	-	85,980
Other debt obligations	-	3,459,331	-	3,459,331
TOTAL	-	$40,939,228	$27***	$40,939,255

Other financial instruments **	($8,082)	-	-	($8,082)

*  For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

Calvert VP SRI Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$184,043,541	$859,800	-	$184,903,341
Asset backed securities	-	2,059,083	-	2,059,083
Collateralized mortgage-backed obligations	-	57,333	-	57,333
Commercial mortgage-backed securities	-	3,367,762	-	3,367,762
Corporate debt	-	90,984,643	$803,970	91,788,613
Municipal obligations	-	6,443,098	-	6,443,098
U.S. government obligations	-	15,289,827	-	15,289,827
Other debt obligations	-	10,822,218	-	10,822,218
TOTAL	$184,043,541	$129,883,764	$803,970***	$314,731,275

Other financial instruments**	($5,393)	-	-	($5,393)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.3% of net assets.

Calvert VP SRI Strategic	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$27,086,835	-	-	$27,086,835
Corporate debt	-	$281,750	-	281,750
Other debt obligations	-	1,594,977	-	1,594,977
TOTAL	$27,086,835	$1,876,727	-	$28,963,562

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Small Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$24,014,778	-	-	$24,014,778
TOTAL	$24,014,778	-	-	$24,014,778

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Money Market	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$14,054,681	-	$14,054,681
Variable rate demand notes	-	66,776,077	-	66,776,077
Municipal obligations	-	500,000	-	500,000
Other debt obligations	-	159,665	-	159,665
TOTAL	-	$81,490,423	-	$81,490,423

*  For a complete listing of investments, please refer to the Schedule of Investments.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Fund is subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies.  The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.

During the nine month period ended September 30, 2012, Calvert VP Income Portfolio invested in 2 year, 5 year, 10 year, and 30 year U.S. Treasury Bond Futures. The volume of activity has varied throughout the period with a weighted average of 22 contracts and $900,152 weighted average notional value.

During the nine month period ended September 30, 2012, Calvert VP SRI Balanced Portfolio invested in 2 year, 5 year, 10 year, and 30 year U.S. Treasury Bond Futures. The volume of activity has varied throughout the period with a weighted average of 140 contracts and $2,428,374 weighted average notional value.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to the Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Calvert VP Money Market.  Dividends from net investment income for all other portfolios and distributions from net realized capital gains for all portfolios, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses.  Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013.  Management is currently evaluating the impact the adoption of this pronouncement will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2012, and net realized capital loss carryforwards as of December 31, 2011 with expiration dates:

	CALVERT VP SRI EQUITY	CALVERT VP SRI MID CAP GROWTH	CALVERT VP SRI BALANCED
Federal income tax cost	$8,263,730	$35,831,445	$287,576,572
Unrealized appreciation	2,029,302	8,796,124	37,989,056
Unrealized (depreciation)	(96,892)	(1,703,762)	(10,834,353)
Net appreciation (depreciation)	$1,932,410	$7,092,362	$27,154,703

	CALVERT VP INCOME	CALVERT VP SRI STRATEGIC	CALVERT VP SMALL CAP GROWTH
Federal income tax cost	$41,238,254	$25,855,459	$19,394,521
Unrealized appreciation	1,837,226	3,838,375	5,680,454
Unrealized (depreciation)	(2,136,225)	(730,272)	(1,060,197)
Net appreciation (depreciation)	($298,999)	$3,108,103	$4,620,257

CALVERT VP MONEY MARKET
Federal income tax cost	$81,490,423
Unrealized appreciation	-
Unrealized (depreciation)	-
Net appreciation (depreciation)	-

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	CALVERT VP SRI BALANCED	CALVERT VP INCOME*	CALVERT VP SRI EQUITY**
31-Dec-12	-	-	($2,240)
31-Dec-13	-	-	-
31-Dec-15	-	($2,998,622)	-
31-Dec-16	($10,422,478)	(1,237,349)	-
31-Dec-17	(12,011,647)	(1,654,294)	(41,983)
31-Dec-18	-	(175,128)	-

EXPIRATION DATE	CALVERT VP SRI STRATEGIC	CALVERT VP SMALL CAP GROWTH
31-Dec-16	($3,304,975)	-
31-Dec-17	(4,955,593)	($674,238)

*   Calvert VP Income Portfolio’s use of capital loss carryforwards acquired from Pinnacle Bond Portfolio of Summit Mutual Funds, Inc. may be limited under certain tax provisions.

** Calvert VP SRI Equity Portfolio’s use of capital loss carryforwards acquired from Ohio National Fund, Inc., Social Awareness Portfolio may be limited under certain tax provisions.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period.  These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

NOTE C - IN-KIND TRANSFER OF SECURITIES

During the nine month period ended September 30, 2012, the Calvert VP SRI Balanced Portfolio redeemed shares of beneficial interest in exchange for securities.  The securities were transferred at their current value on the date of transaction.

Transaction Date	Shares	Redeemed Value	Gain (Loss)
2/17/2012	766,400	$41,007,227	$7,509,522

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

            A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:       /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:    November 28, 2012

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    November 28, 2012

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    November 28, 2012